Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	70 Months Ended	104 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000152643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000152642
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000152645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000152646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000152644
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Sector Plus Fund
C000236511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
C000236512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
C000236510
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Dynamic Income Fund
C000174412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
C000213465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
C000174413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Multi-Asset Plus Fund
C000143207
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
C000143208
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
C000143209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
C000143210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HCM Tactical Plus Fund
Without Sales Load [Member] | C000152643
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%		15.73%			12.87%
Without Sales Load [Member] | C000152642
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%		15.94%			13.02%
Without Sales Load [Member] | C000152645
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%		16.24%			13.21%
Without Sales Load [Member] | C000152646
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%		15.94%			13.05%
Without Sales Load [Member] | C000152644
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%		15.07%			12.18%
Without Sales Load [Member] | C000236511
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%	2.06%
Without Sales Load [Member] | C000236512
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%	2.27%
Without Sales Load [Member] | C000236510
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	1.74%
Without Sales Load [Member] | C000174412
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%		9.44%		9.15%
Without Sales Load [Member] | C000213465
Average Annual Return [Line Items]
Average Annual Return, Percent	8.19%		9.73%	11.81%
Without Sales Load [Member] | C000174413
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%		8.63%		8.35%
Without Sales Load [Member] | C000143207
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%		16.37%			14.36%
Without Sales Load [Member] | C000143208
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%		15.52%			13.51%
Without Sales Load [Member] | C000143209
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%		16.67%			14.50%
Without Sales Load [Member] | C000143210
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%		16.37%			14.35%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	2.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	2.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	2.55%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%		(0.73%)		1.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%		(0.73%)	0.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%		(0.73%)		1.52%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	7.03%		7.82%			3.70%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%		14.93%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%	15.14%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%		14.93%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	7.03%		7.82%			3.70%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	7.03%		7.82%			3.70%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	7.03%		7.82%			3.70%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%		16.64%			13.65%